ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER
Beginning of year	$ (338.3)	$ 188.5	$ 121.5
Other comprehensive (loss) income	4.1	84.9	(57.0)
End of year	(230.8)	(338.3)	188.5
Accumulated other comprehensive loss
ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER
Beginning of year	(20.8)	(105.7)	(48.7)
Other comprehensive (loss) income	4.1	84.9	(57.0)
End of year	(16.7)	(20.8)	(105.7)
Cash flow hedges
ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER
Beginning of year	26.4	20.8	33.0
Other comprehensive (loss) income	(52.7)	5.6	(12.2)
End of year	$ (26.3)	26.4	20.8
Expected reversal period	6 years 6 months
Defined benefit plans
ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER
Beginning of year	$ (47.2)	(126.5)	(81.7)
Other comprehensive (loss) income	56.8	79.3	(44.8)
End of year	$ 9.6	$ (47.2)	$ (126.5)